Related Parties Balance and Transactions - Schedule of Sales and Purchase from Related Party (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.) [Member]
Schedule of Sales and Purchase from Related Party [Line Items]
Nature, Sales to a related party	Drug sales	Drug sales
Sales to a related party	¥ 555,262	$ 79,401	¥ 1,229,139	¥ 123,073
Guangzhou Aopolikang Biotechnology Co., Ltd [Member]
Schedule of Sales and Purchase from Related Party [Line Items]
Nature, Purchase from a related party	Drug purchase	Drug purchase
Purchase from a related party	¥ 9,041		¥ 25,499	¥ 142,031	$ 1,293